Related party transactions - Related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due from related parties	$ 10,129
Amounts due to related parties	3,283
Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties		$ 66,923
Amounts due to related parties		4,045
Sanjiu Hospital and Shenzhen NF UFH
Disclosure of transactions between related parties [line items]
Amounts due from related parties	7,965
Sanjiu Hospital and Shenzhen NF UFH | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties		3,375
YD Care
Disclosure of transactions between related parties [line items]
Amounts due from related parties	2,000
Beijing YHJ and Shanghai YHJ
Disclosure of transactions between related parties [line items]
Amounts due from related parties	164
Amounts due to related parties	2,113
Shanghai Peiyun
Disclosure of transactions between related parties [line items]
Amounts due to related parties	205
CML | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties		99
Amounts due to related parties		166
Fuji
Disclosure of transactions between related parties [line items]
Amounts due to related parties	864
Fuji | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due to related parties		334
Fosun Medical
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 101
Fosun Medical | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties		44
Amounts due to related parties		103
TPG and Fosum | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due to related parties		652
Senior Executives | Predecessor
Disclosure of transactions between related parties [line items]
Amounts due from related parties		63,405
Amounts due to related parties		$ 2,790